Label	Element	Value
Class A Prospectus | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. | General Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 18, 2020

GENERAL MONEY MARKET FUNDS
General Money Market Fund, Inc.
General Municipal Money Market Fund
General New York AMT-Free Municipal Money Market Fund
Class A

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"): (i) shares of General Money Market Fund, Inc. will be reclassified as a series named "Dreyfus Money Market Fund"; (ii) General Municipal Money Market Fund will be renamed "Dreyfus National Municipal Money Market Fund"; (iii) General New York AMT-Free Municipal Money Market Fund will be re-named "General New York Municipal Money Market Fund" and its shares reclassified as a series named "Dreyfus New York Municipal Money Market Fund"; and (iv) Class A shares of each fund will be renamed "Wealth" shares.

In addition, as of the Effective Date, each fund's management fee payable to BNY Mellon Investment Adviser, Inc., the fund's investment adviser, will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund's average daily net assets.

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As of the Effective Date, the annual rate of the fee payable under General Money Market Fund's shareholder services plan, pursuant to which the fund pays BNY Mellon Securities Corporation, the fund's distributor, for the provision of certain services, including thoserelated to the maintenance of shareholder accounts, will be increased from an annual rate of 0.20% to an annual rate of 0.25% of the average daily net assets attributable to Wealth shares. As of the Effective Date, General Money Market Fund's shareholder services plan, pursuant to which the fund reimburses the fund's distributor with respect to the provision of such services at an annual rate of up to 0.05% of the average daily net assets attributable to Class A shares, will be terminated.

As of the Effective Date, the shareholder services plan, pursuant to which each of General Municipal Money Market Fund and General New York AMT-Free Municipal Money Market Fund reimburses BNY Mellon Securities Corporation, the funds' distributor, with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, will be replaced with a shareholder services plan pursuant to which the fund will pay the fund's distributor for the provision of such services at an annual rate of 0.25% of the average daily net assets attributable to the respective fund's Wealth shares.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the indicated fund's summary prospectus and "Fund Summary Fees and Expenses" in the indicated fund's prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	General Municipal Money Market Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Dreyfus National Municipal Money Market Fund (formerly, General Municipal Money Market Fund)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees and shareholder services fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Prospectus | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. | General Municipal Money Market Fund | General Municipal Money Market Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	53
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	167
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	291
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 653

[1]	Restated to reflect current management fees and shareholder services fees.